Other liabilities (Narrative) (Details) - Product Loan [Member]	12 Months Ended
Dec. 31, 2020 lb kg
Range [member]
Disclosure of detailed information about product loans [line items]
Product loan maturity	December 31, 2023
Bottom of range [member]
Disclosure of detailed information about product loans [line items]
Interest rate	0.50%
Top of range [member]
Disclosure of detailed information about product loans [line items]
Standby interest rate	1.00%
Interest rate	2.00%
Uranium [Member] | Range [member]
Disclosure of detailed information about product loans [line items]
Product loans received | lb	1,213,800
Uranium [Member] | Top of range [member]
Disclosure of detailed information about product loans [line items]
Available quantity | lb	2,600,000
UF6 [Member] | Range [member]
Disclosure of detailed information about product loans [line items]
Product loans received | kg	464,600
UF6 [Member] | Top of range [member]
Disclosure of detailed information about product loans [line items]
Available quantity | kg	2,000,000